Accounting for Derivative Instruments and Hedging Activities (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Unrealized (gain) loss on derivative instruments, net		$ 0	$ (33,911)	$ 284,495
Percentage of derivatives with credit risk exposure	99.30%	99.20%
Hedging strategy number of years extended	3 years
Purchase Power Contract
Derivative [Line Items]
Posted Collateral	$ 64,500
Energy Dedging Activities
Derivative [Line Items]
Current borrowing capacity of line of credit	$ 8,000
External Credit Rating, Noninvestment Grade [Member]
Derivative [Line Items]
Percentage of derivatives with credit risk exposure	0.70%	0.80%
Puget Sound Energy
Derivative [Line Items]
Unrealized (gain) loss on derivative instruments, net			$ (33,900)	$ 284,500
Posted Collateral	$ 64,500
Hedging strategy number of years extended		3 years
Puget Sound Energy | Purchase Power Contract
Derivative [Line Items]
Posted Collateral		$ 12,000
Puget Sound Energy | Purchase Power Contract | ICE Margin
Derivative [Line Items]
Posted Collateral		78,000
Puget Sound Energy | Energy Dedging Activities | Letter of Credit
Derivative [Line Items]
Current borrowing capacity of line of credit		$ 53,100